Investment Securities (Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Investment Securities) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2018		Mar. 31, 2018
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	¥ 30,994,346		¥ 32,556,669
Available-for-sale debt securities, Gross unrealized gains	281,779		349,372
Available-for-sale debt securities, Gross unrealized losses	113,615		72,927
Available-for-sale debt securities, Fair value	31,162,510		32,833,114
Held-to-maturity debt securities, Amortized cost	4,187,966		3,582,941
Held-to-maturity debt securities, Gross unrealized gains	45,387		54,800
Held-to-maturity debt securities, Gross unrealized losses	34,861		17,069
Held-to-maturity debt securities, Fair value	4,198,492		3,620,672
Equity securities, Amortized cost			2,789,392
Equity securities, Gross unrealized gains			3,925,680
Equity securities, Gross unrealized losses			43,488
Equity securities, Fair value			6,671,584
Japanese National Government and Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	22,605,246		24,272,345
Available-for-sale debt securities, Gross unrealized gains	241,338		299,402
Available-for-sale debt securities, Gross unrealized losses	14,695		3,843
Available-for-sale debt securities, Fair value	22,831,889		24,567,904
Held-to-maturity debt securities, Amortized cost	1,100,765		1,100,807
Held-to-maturity debt securities, Gross unrealized gains	33,485		40,212
Held-to-maturity debt securities, Gross unrealized losses
Held-to-maturity debt securities, Fair value	1,134,250		1,141,019
Japanese Prefectural and Municipal Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,777,026		1,532,143
Available-for-sale debt securities, Gross unrealized gains	5,325		7,808
Available-for-sale debt securities, Gross unrealized losses	6,084		2,520
Available-for-sale debt securities, Fair value	1,776,267		1,537,431
Foreign Governments and Official Institutions Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	2,248,125		2,207,662
Available-for-sale debt securities, Gross unrealized gains	7,063		8,938
Available-for-sale debt securities, Gross unrealized losses	57,733		44,908
Available-for-sale debt securities, Fair value	2,197,455		2,171,692
Held-to-maturity debt securities, Amortized cost	58,209		59,330
Held-to-maturity debt securities, Gross unrealized gains	246		383
Held-to-maturity debt securities, Gross unrealized losses	336		103
Held-to-maturity debt securities, Fair value	58,119		59,610
Corporate Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,097,050		1,104,799
Available-for-sale debt securities, Gross unrealized gains	14,159		15,589
Available-for-sale debt securities, Gross unrealized losses	1,071		1,028
Available-for-sale debt securities, Fair value	1,110,138		1,119,360
Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,521,850		1,632,346
Available-for-sale debt securities, Gross unrealized gains	496		752
Available-for-sale debt securities, Gross unrealized losses	26,597		15,563
Available-for-sale debt securities, Fair value	1,495,749		1,617,535
Held-to-maturity debt securities, Amortized cost	991,682		885,965
Held-to-maturity debt securities, Gross unrealized gains	701		1,660
Held-to-maturity debt securities, Gross unrealized losses	29,568	[1]	14,726	[2]
Held-to-maturity debt securities, Fair value	962,815		872,899
Residential Mortgage-backed Securities [Member] | MUAH [Member]
Investment Securities [Line Items]
Unrealized losses before taxes at the date of reclassification from Available-for-sale debt securities to Held-to-maturity debt securities remaining in Accumulated OCI	11,697		3,457
Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	109,708		95,383
Available-for-sale debt securities, Gross unrealized gains	48		473
Available-for-sale debt securities, Gross unrealized losses	3,136		620
Available-for-sale debt securities, Fair value	106,620		95,236
Held-to-maturity debt securities, Amortized cost	165,786		171,647
Held-to-maturity debt securities, Gross unrealized gains	1,321		4,107
Held-to-maturity debt securities, Gross unrealized losses	2,001	[1]	1,018	[2]
Held-to-maturity debt securities, Fair value	165,106		174,736
Commercial Mortgage-backed Securities [Member] | MUAH [Member]
Investment Securities [Line Items]
Unrealized losses before taxes at the date of reclassification from Available-for-sale debt securities to Held-to-maturity debt securities remaining in Accumulated OCI	5,275		5,932
Asset-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,486,367		1,546,989
Available-for-sale debt securities, Gross unrealized gains	10,317		12,775
Available-for-sale debt securities, Gross unrealized losses	351		1,415
Available-for-sale debt securities, Fair value	1,496,333		1,558,349
Held-to-maturity debt securities, Amortized cost	1,871,524		1,365,192
Held-to-maturity debt securities, Gross unrealized gains	9,634		8,438
Held-to-maturity debt securities, Gross unrealized losses	2,956		1,222
Held-to-maturity debt securities, Fair value	1,878,202		1,372,408
Other Debt Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	148,974	[3]	165,002	[4]
Available-for-sale debt securities, Gross unrealized gains	3,033	[3]	3,635	[4]
Available-for-sale debt securities, Gross unrealized losses	3,948	[3]	3,030	[4]
Available-for-sale debt securities, Fair value	148,059	[3]	165,607	[4]
Other Debt Securities [Member] | Private Placement Debt Conduit Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value	¥ 135,688		152,374
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Equity securities, Amortized cost			2,789,392
Equity securities, Gross unrealized gains			3,925,680
Equity securities, Gross unrealized losses			43,488
Equity securities, Fair value			¥ 6,671,584

[1]	MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale debt securities to Held-to-maturity debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥11,697 million and ¥5,275 million, respectively, at September 30, 2018 and are not included in the table above.
[2]	MUFG Americas Holdings Corporation ("MUFG Americas Holdings" or "MUAH") reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale debt securities to Held-to-maturity debt securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥3,457 million and ¥5,932 million, respectively, at March 31, 2018 and are not included in the table above.
[3]	Other debt securities in the table above include ¥135,688 million of private placement debt conduit bonds.
[4]	Other debt securities in the table above include ¥152,374 million of private placement debt conduit bonds.